Intangible Assets Subject to Amortization (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Gross carrying amounts	¥ 72,070	¥ 32,778
Accumulated amortization	16,058	11,208
Proprietary technology
Finite-Lived Intangible Assets [Line Items]
Gross carrying amounts	9,831	1,690
Accumulated amortization	1,454	870
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross carrying amounts	42,684	16,114
Accumulated amortization	5,801	3,150
Software
Finite-Lived Intangible Assets [Line Items]
Gross carrying amounts	13,830	10,879
Accumulated amortization	6,878	5,242
Other
Finite-Lived Intangible Assets [Line Items]
Gross carrying amounts	5,725	4,095
Accumulated amortization	¥ 1,925	¥ 1,946